Acquisition of treasury stock (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisition Of Treasury Stock [Line Items]
Acquisition of treasury stock	₩ 150,467	₩ 444,077	₩ 155,923
Carrying value
Acquisition Of Treasury Stock [Line Items]
Beginning balance	600,000	155,923
Acquisition of treasury stock	150,467	444,077
Disposal of treasury stock	(572,252)	0
Retirement of treasury stock	(150,000)	0
Ending balance	₩ 28,215	₩ 600,000	₩ 155,923
Number of share
Acquisition Of Treasury Stock [Line Items]
Beginning number of share	13,882,062	3,648,659
Number of treasury shares acquired	5,049,594	10,233,403
Number of treasury shares disposed	13,191,202	0
Number of treasury shares retired	5,035,658	0
Ending number of share	704,796	13,882,062	3,648,659